FLEXSHARES TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® STOXX® US ESG Impact Index Fund

SUPPLEMENT DATED DECEMBER 28, 2018 TO PROSPECTUS DATED MARCH 1, 2018

Shares of FlexShares® Morningstar US Market Factor Tilt Index Fund and FlexShares® STOXX® US ESG Impact Index Fund (each, a “Fund” and together, the “Funds”) are now listed and traded on Cboe BZX Exchange, Inc. References to the NYSE Arca, Inc. as the listing exchange for the FlexShares® Morningstar US Market Factor Tilt Index Fund and the NASDAQ Stock Market LLC as the listing exchange for the FlexShares® STOXX® US ESG Impact Index Fund in the Funds’ Prospectus are replaced with a reference to Cboe BZX Exchange, Inc. with respect to each Fund.

Please retain this supplement with your Prospectus for future reference.

FLEXSHARES TRUST

SUPPLEMENT DATED DECEMBER 28, 2018 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2018

Shares of FlexShares® Morningstar US Market Factor Tilt Index Fund and FlexShares® STOXX® US ESG Impact Index Fund (each, a “Fund” and together, the “Funds”) are now listed and traded on Cboe BZX Exchange, Inc. References to the NYSE Arca, Inc. as the listing exchange for the FlexShares® Morningstar US Market Factor Tilt Index Fund and the NASDAQ Stock Market LLC as the listing exchange for the FlexShares® STOXX® US ESG Impact Index Fund in the Funds’ Statement of Additional Information are replaced with a reference to Cboe BZX Exchange, Inc. with respect to each Fund.

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Effective December 13, 2018, Shundrawn Thomas resigned as an interested Trustee of FlexShares Trust (the “Trust”) and the Board of Trustees of the Trust elected Darek Wojnar as an interested Trustee of the Trust.

Please retain this supplement with your Statement of Additional Information for future reference.

FLEXSHARES TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED DECEMBER 28, 2018 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2018

Effective December 13, 2018, Shundrawn Thomas resigned as an interested Trustee of FlexShares Trust (the “Trust”) and the Board of Trustees of the Trust elected Darek Wojnar as an interested Trustee of the Trust.

Please retain this supplement with your Statement of Additional Information for future reference.